Share-Based Compensation (Details) - Schedule of options activities - 2020 Plan [Member] ¥ / shares in Units, ¥ in Thousands					12 Months Ended
	Jan. 01, 2020 $ / shares shares		Jan. 01, 2020 ¥ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2021 CNY (¥) $ / shares shares		Dec. 31, 2020 CNY (¥) $ / shares shares		Dec. 31, 2020 CNY (¥) ¥ / shares shares		Dec. 31, 2021 $ / shares
Share-Based Compensation (Details) - Schedule of options activities [Line Items]
Number of options, Options outstanding | shares	693,513	[1]	693,513	[1]	348,935	[1]			693,513	[1]	693,513	[1]
Weighted average exercise price, Options outstanding | $ / shares	$ 0.002						$ 0.004		$ 0.002
Weighted average grant date fair value, Options outstanding | ¥ / shares			¥ 830.2	[1]	¥ 811.8	[1]					¥ 830.2	[1]
Weighted average remaining contractual term, Options outstanding	9 years 8 months 19 days		9 years 8 months 19 days
Number of options, Granted (before Replacement Date) | shares									101,748	[1]	101,748	[1]
Weighted average exercise price, Granted (before Replacement Date) | $ / shares									$ 0.002
Weighted average grant date fair value, Granted (before Replacement Date) | ¥ / shares											¥ 689.4	[1]
Number of options, Forfeited (before Replacement Date) | shares									(63,585)	[1]	(63,585)	[1]
Weighted average exercise price, ForfeitedForfeited (before Replacement Date) | $ / shares									$ 0.002
Weighted average grant date fair value, Forfeited (before Replacement Date) | ¥ / shares											¥ 817.2	[1]
Number of options, Conversion due to recapitalization | shares									(381,691)	[1]	(381,691)	[1]
Weighted average exercise price, Conversion due to recapitalization | $ / shares									$ 0.004
Weighted average grant date fair value, Conversion due to recapitalization | ¥ / shares											¥ 744.4	[1]
Number of options, Forfeited (after Replacement Date) | shares									(1,050)	[1]	(1,050)	[1]
Weighted average exercise price, Forfeited (after Replacement Date) | $ / shares									$ 0.004
Weighted average grant date fair value, Forfeited (after Replacement Date) | ¥ / shares											¥ 830.2	[1]
Number of options, Options outstanding | shares					298,293	[1]			348,935	[1]	348,935	[1]
Weighted average exercise price, Options outstanding | $ / shares							$ 0.004		$ 0.004
Weighted average grant date fair value, Options outstanding | ¥ / shares					¥ 812.6	[1]					¥ 811.8	[1]
Weighted average remaining contractual term, Options outstanding					7 years 10 months 2 days				8 years 10 months 6 days		8 years 10 months 6 days
Aggregate intrinsic value, Options outstanding | ¥					¥ 26,237		$ 26,237		$ 287,773		¥ 287,773
Number of options, Options vested and expected to vest | shares					298,293	[1]	298,293	[1]
Weighted average exercise price, Options vested and expected to vest | $ / shares													$ 0.004
Weighted average grant date fair value, Options vested and expected to vest | ¥ / shares					¥ 812.6	[1]
Weighted average remaining contractual term, Options vested and expected to vest					7 years 10 months 2 days
Aggregate intrinsic value, Options vested and expected to vest | ¥					¥ 26,237
Number of options, Options exercisable | shares					211,344	[1]	211,344	[1]
Weighted average exercise price, Options exercisable | $ / shares													$ 0.004
Weighted average grant date fair value, Options exercisable | ¥ / shares					¥ 807	[1]
Weighted average remaining contractual term, Options exercisable					7 years 10 months 17 days
Aggregate intrinsic value, Options exercisable | ¥					¥ 18,589		$ 18,589
Number of options Granted | shares						[1]
Weighted average exercise price Granted | $ / shares
Weighted average grant date fair value Granted | ¥ / shares						[1]
Number of options Exercised | shares					(45,216)	[1]
Weighted average exercise price Exercised | $ / shares							0.004
Weighted average grant date fair value Exercised | ¥ / shares					¥ 806.8	[1]
Number of options Forfeited | shares					(5,426)	[1]
Weighted average exercise price Forfeited | $ / shares							$ 0.004
Weighted average grant date fair value Forfeited | ¥ / shares					¥ 803	[1]

[1]	The shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.